Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible assets and goodwill [abstract]
Disclosure of detailed information about intangible assets [text block]	Intangible assets consist of the following:

	2018	2017	2016
Amortizable intangible assets
Customer relationships	$1,020,500	1,028,747	-
Accumulated amortization	(95,911)	(34,876)	-
Impairment loss	(6,139)	-	-
Total net amortizable intangible assets	918,450	993,871	-
Trade names not subject to amortization	46,196	46,171	-
Impairment loss	(15,291)	-	-
Total intangible assets	$949,355	1,040,042	-